PROPERTY AND EQUIPMENT - Schedule of movement in property and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, plant and equipment [abstract]
Balance as of January 1	$ 3,757	$ 3,016
Acquisitions	52	0
Additions	392	783
Modifications and re-assessments	83	70
Disposals	(7)	(16)
Divestment and reclassification as held for sale	(31)	(96)
Depreciation	(309)	(280)
(Impairment) / reversal of impairment	(4)	(3)
Currency translation	(13)	(21)
Transfers	8	(7)
Balance as of June 30	$ 3,928	$ 3,446